Cover	Jun. 16, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed for the purpose of submitting Exhibit 16. No other change to the initial filing is being made.
Document Period End Date	Jun. 16, 2023
Entity File Number	333-260951
Entity Registrant Name	Longduoduo Co Ltd
Entity Central Index Key	0001892316
Entity Tax Identification Number	37-2018431
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	419 Floor 4, Comprehensive Building
Entity Address, Address Line Two	Second Light Hospital
Entity Address, Address Line Three	Ordos Street
Entity Address, City or Town	Inner Mongolia
Entity Address, Country	CN
Entity Address, Postal Zip Code	0472
City Area Code	86
Local Phone Number	510-4980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
[custom:EntityAddressAddressLine4]	Yuquan District
[custom:EntityAddressAddressLine5]	Hohhot